Accrued Liabilities and Other Payables (Tables)	6 Months Ended
Dec. 31, 2021
Accrued Liabilities and Other Payables [Abstract]
Schedule of accrued liabilities and other payables
	As of December 31,	As of June 30,
	2021	2021
Payroll payables	$183,727	$60,347
Other payables	78,720	17,220
	$262,447	$77,567